Consolidated statement of comprehensive income (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Consolidated statement of comprehensive income
Tax on fair value movements on cash flow hedges	£ 48
Tax on reclassification of cash flow hedges to the income statement	£ 4